Retirement Plans and Other Retiree Benefits (Tables)	12 Months Ended
Dec. 31, 2018
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Reclassifications for Adoption of ASU
The reclassifications to conform to the current year presentation are as follows (in thousands):

	Year Ended December 31, 2016	Year Ended December 31, 2017
Operating Expenses:
Direct costs of revenue (excluding depreciation and amortization)	$1,487	$2,016
Selling, general and administrative	1,140	1,460
Other income (expense), net	$2,627	$3,476

Reclassifications, Net of Tax
The following table presents these reclassifications, net of tax, as well as the reclassification of the realized gain on investments, and the statement of operations line items that are impacted (in thousands):

	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2018
Amortization of prior service credits reclassified from other comprehensive loss to net periodic pension benefit costs included in:
Other income (expense), net	(5)	21	(839)
Total	$(5)	$21	$(839)
Amortization of actuarial loss reclassified from other comprehensive loss to net periodic pension benefit costs included in:
Other income (expense), net	2,223	2,074	4,064
Total	$2,223	$2,074	$4,064
Realized gain on investments included in:
Other income (expense), net	$(192)	$(235)	$(351)
Total	$(192)	$(235)	$(351)

Reconciliation of Funded Status and Accumulated Benefit Obligation
The following summarizes the projected benefit obligations, plan assets and funded status of the defined benefit retirement plan, as well as the projected benefit obligations of the postretirement medical benefits provided under our medical plan (in thousands, except percentages):

	Year Ended December 31, 2017		Year Ended December 31, 2018
	Pension Benefits	Other Post- retirement Benefits	Pension Benefits	Other Post- retirement Benefits
Change in benefit obligation
Benefit obligation at beginning of year	$424,929	$82,897	$447,222	$82,587
Service cost	—	—	—	—
Interest cost	14,778	2,869	14,428	2,314
Employee contributions	—	416	—	390
Plan amendments	—	—	—	(33,907)
Benefits paid	(24,380)	(4,125)	(30,741)	(3,600)
Actuarial (gain) loss	31,895	530	(36,827)	(7,258)
Benefit obligation at end of year	$447,222	$82,587	$394,082	$40,526
Change in plan assets
Plan assets at beginning of year	$317,510	$—	$334,582	$—
Employer contributions	2,888	3,709	5,115	3,210
Employee contributions	—	416	—	390
Actual return on plan assets	38,564	—	(11,325)	—
Benefits paid	(24,380)	(4,125)	(30,741)	(3,600)
Plan assets at fair value at end of year	$334,582	$—	$297,631	$—
Accrued benefit costs and funded status of the plans	$(112,640)	$(82,587)	$(96,451)	$(40,526)
Accumulated benefit obligation	$447,222		$394,082
Weighted average assumptions used to determine accumulated benefit obligation and accrued benefit costs
Discount rate	3.67%	3.64%	4.35%	4.27%
Weighted average assumptions used to determine net periodic benefit costs
Discount rate	4.23%	4.19%	3.67%	3.64%/4.18%
Expected rate of return on plan assets	7.60%	—	7.60%	—
Rate of compensation increase	—	—	—	—
Amounts in accumulated other comprehensive loss recognized in net periodic benefit cost
Actuarial (gain) loss, net of tax	$2,363	$(289)	$4,640	$(576)
Prior service credits, net of tax	(8)	29	(854)	15
Total	$2,355	$(260)	$3,786	$(561)
Amounts in accumulated other comprehensive loss not yet recognized in net periodic benefit cost
Actuarial (gain) loss, net of tax	$99,152	$(8,815)	$93,509	$(15,377)
Prior service credits, net of tax	(366)	—	(343)	(32,514)
Total	$98,786	$(8,815)	$93,166	$(47,891)
Amounts in accumulated other comprehensive loss expected to be recognized in net periodic benefit cost in the subsequent year
Actuarial (gain) loss	$(5,307)	$403	$(4,222)	$1,229
Prior service credits	—	8	—	2,544
Total	$(5,307)	$411	$(4,222)	$3,773

Benefits Expected to be Paid Next Five Years
The benefits expected to be paid in each of the next five years and in the aggregate for the five years thereafter are as follows (in thousands):

	Pension Benefits	Other Post- retirement Benefits
2019	$37,034	$3,107
2020	28,141	3,129
2021	27,013	3,132
2022	27,021	3,129
2023	27,082	3,087
2024 to 2028	127,278	14,231
Total	$273,569	$29,815

Target and Actual Asset Allocation [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension Plan Assets by Asset Category
The target and actual asset allocation of our pension plan assets were as follows:

	As of December 31, 2017		As of December 31, 2018
	Target Allocation	Actual Allocation	Target Allocation	Actual Allocation
Asset Category
Equity securities	49%	50%	49%	45%
Debt securities	36%	35%	36%	36%
Other securities	15%	15%	15%	19%
Total	100%	100%	100%	100%

Fair Value of Pension Plan Assets [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Pension Plan Assets by Asset Category
The fair values of our pension plan assets by asset category are as follows (in thousands):

	Fair Value Measurements at December 31, 2018	Level 1	Level 2	Level 3
Asset Category
Equity Securities
U.S. Large-Cap (1)	$62,243	$62,243	$—	$—
U.S. Small/Mid-Cap (2)	15,739	15,739	—	—
World Equity Ex-US (3)	54,994	54,994	—	—
Fixed Income Securities
Long Duration Bonds (4)	91,278	91,278	—	—
High Yield Bonds (5)	8,440	8,440	—	—
Emerging Market Fixed income (Non-US) (6)	8,923	8,923	—	—
Other Securities		$241,617	$—	$—
Hedge Funds (7)	18,062
Core Property Fund (8)	37,559
Cash and income earned but not yet received	393
Total	$297,631

	Fair Value Measurements at December 31, 2017	Level 1	Level 2	Level 3
Asset Category
Equity Securities
U.S. Large-Cap (1)	$78,076	$78,076	$—	$—
U.S. Small/Mid-Cap (2)	19,952	19,952	—	—
World Equity Ex-US (3)	67,835	67,835	—	—
Fixed Income Securities
Short Duration Bonds (4)	98,421	98,421	—	—
High Yield Bonds (5)	9,419	9,419	—	—
Emerging Market Fixed income (Non-US) (6)	9,127	9,127	—	—
Other Securities		$282,830	$—	$—
Hedge Funds (7)	17,121
Core Property Fund (8)	34,486
Income earned but not yet received	145
Total	$334,582

(1)
US large cap equity fund invests primarily in a portfolio of common stocks included in the S&P 500 Index, as well as other equity securities and derivative instruments whose value is derived from the performance of the S&P 500.

(2)
The US small/mid cap equity includes the U.S. Small/Mid Cap Equity Fund and the Extended Market Index Fund. The U.S. Small/Mid Cap Equity Fund will invest primarily in U.S. small- and mid-cap stocks with market capitalization ranges similar to those found in the FTSE Russell 2500 Index. The Extended Markets Index Fund aims to produce investment results that correspond to the performance of the FTSE/Russell Small Cap Completeness Index.

(3)
World equity ex-US fund invests primarily in common stocks and other equity securities whose issuers comprise a broad range of capitalizations and are located outside of the U.S. The fund invests primarily in developed countries but may also invest in emerging markets.

(4)
The Long Duration Bond Fund will invest primarily in long-duration government and corporate fixed income securities and use derivative instruments (including interest rate swaps and Treasury futures contracts) for the purpose of managing the overall duration and yield curve exposure of the Fund's portfolio. Short duration bond fund includes the Opportunistic Income fund and the Limited Duration Bond Fund.

(5)
High yield bond fund seeks to maximize return by investing primarily in a diversified portfolio of higher yielding, lower rated fixed income securities. The fund will invest primarily in securities rated below investment grade, including corporate bonds, convertible and preferred securities and zero coupon obligations.

(6)
Emerging markets debt fund seeks to maximize return investing in fixed income securities of emerging markets issuers. The fund will invest primarily in U.S. dollar denominated debt securities of government, government-related and corporate issuers in emerging market countries, as well as entities organized to restructure the outstanding debt of such issuers.

(7)
Hedge fund seeks to provide returns that are different from (less correlated with) investments in more traditional asset classes. The fund will pursue its investment objective by investing substantially all of its assets in various hedge funds. The fund has semi-annual redemptions in June and December with a 95 days pre-notification period, and a two year lock-up on all purchases which have expired.

(8)
Core property fund is a fund of funds that invests in direct commercial property funds primarily in the U.S. The fund is meant to provide current income-oriented returns, diversification, and modest inflation protection to an overall investment portfolio. Total returns are expected to be somewhere between stocks and bonds, with moderate volatility and low correlation to public markets. The fund has quarterly redemptions with a 95 days pre-notification period, and no lock-up period.

Defined Pension Benefit Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Components of Net Periodic Benefit Costs
Net periodic pension benefit costs included the following components (in thousands):

	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2018
Interest cost	$16,183	$14,778	$14,428
Expected return on plan assets	(25,535)	(24,410)	(24,482)
Amortization of unrecognized net loss	3,370	3,751	5,307
Total benefit	$(5,982)	$(5,881)	$(4,747)

Other Postretirement Benefit Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Components of Net Periodic Benefit Costs
Net periodic other postretirement benefit costs included the following components (in thousands):

	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2018
Interest cost	$3,363	$2,869	$2,314
Amortization of prior service cost	—	(8)	(854)
Amortization of unrecognized net (gain) loss	(8)	(455)	(630)
Total costs	$3,355	$2,406	$830